Other Assets (Details) - Schedule of other assets - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Schedule of other assets [Abstract]
Prepayments for advertising or marketing	$ 4,909,840	$ 6,200,104
Prepayment of celebrity endorsement fee	228,265	296,397
Total	$ 5,138,105	$ 6,496,501